Leases - Additional Information (Detail) $ in Thousands	9 Months Ended
	Sep. 30, 2023 USD ($) ft²	May 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 01, 2022 ft²
Lessee, Lease, Description [Line Items]
Operating lease right of use asset	$ 26,425		$ 2,024
One Kendall Square Cambridge [Member] | MA [Member]
Lessee, Lease, Description [Line Items]
Area of real estate | ft²	22,561
Operating lease date of expiry	Dec. 31, 2023
Cummings Park Wobum [Member] | MA [Member]
Lessee, Lease, Description [Line Items]
Area of real estate | ft²	18,148
Operating lease date of expiry	Jul. 31, 2024
60 First Street Lease [Member]
Lessee, Lease, Description [Line Items]
Area of real estate | ft²				50,453
Incentive from lessor			$ 13,100
60 First Street Lease [Member] | MA [Member]
Lessee, Lease, Description [Line Items]
Area of real estate | ft²	50,453
Operating lease right of use asset		$ 26,800
Operating lease liability	$ 31,220	$ 26,800
Lessee operating lease term	11 years
Lessee operating lease payments due	$ 62,100
Incentive from lessor	13,100
Tenanant improvement allowance utilized	$ 2,100
Lessee operating lease renewal term	5 years
Incentive from lessor net	$ 11,000
Operating lease weighted average remaining lease term	10 years 4 months 24 days
Operating lease weighted average discount rate	11.10%
Minimum [Member]
Lessee, Lease, Description [Line Items]
Operating leases weighted average remaning lease term	3 months
Maximum [Member]
Lessee, Lease, Description [Line Items]
Operating leases weighted average remaning lease term	11 years